Goodwill and Other Acquired Intangible Assets - Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Finite-Lived Intangible Assets [Abstract]
Accumulated Amortization	$ 813.8		$ 713.8
Total other acquired intangible assets, gross	1,772.4		1,209.3
Other acquired intangible assets, net	958.6		495.5
Fiscal 2011 Acquisitions [Member]
Finite-Lived Intangible Assets [Abstract]
Amount of assigned intangible assets	584.0
Preliminary amount of assigned intangible assets	443.0
Trademarks Indefinite Lived [Member]
Finite-Lived Intangible Assets [Abstract]
Cost	22.3		22.3
Accumulated Amortization	0		0
Acquired Indefinite-lived Intangible Asset, Amount	22.3		22.3
Provider networks [Member]
Finite-Lived Intangible Assets [Abstract]
Cost	703.2		703.2
Accumulated Amortization	428.3		398.9
Net Balance	274.9		304.3
Amortization period, minimum (in years)	12	[1]	12	[1]
Amortization period, maximum (in years)	25	[1]	25	[1]
The minimum number of years in the period prior to the next renewal or extension for provider networks (in years)	1
The maximum number of years in the period prior to the next renewal or extension for provider networks (in years)	3
Customer Lists [Member]
Finite-Lived Intangible Assets [Abstract]
Cost	684.3		420.4
Accumulated Amortization	331.7		262.6
Net Balance	352.6		157.8
Amortization period, minimum (in years)	4	[1]	4	[1]
Amortization period, maximum (in years)	14	[1]	10	[1]
The number of years in the period prior to the next renewal or extension for customer lists (in years)	1
Value Of Business Acquired [Member]
Finite-Lived Intangible Assets [Abstract]
Cost	149.0
Accumulated Amortization	6.3
Net Balance	142.7
Amortization period, maximum (in years)	20	[2]
Technology [Member]
Finite-Lived Intangible Assets [Abstract]
Cost	129.0		25.3
Accumulated Amortization	24.3		25.0
Net Balance	104.7		0.3
Amortization period, minimum (in years)	5		3
Amortization period, maximum (in years)	10		5
Other [Member]
Finite-Lived Intangible Assets [Abstract]
Cost	15.6		17.1
Accumulated Amortization	9.4		16.8
Net Balance	6.2		0.3
Amortization period, minimum (in years)	2		2
Amortization period, maximum (in years)	15		15
Trademarks Definite Lived [Member]
Finite-Lived Intangible Assets [Abstract]
Cost	69.0		21.0
Accumulated Amortization	13.8		10.5
Net Balance	$ 55.2		$ 10.5
Amortization period, minimum (in years)	9		2
Amortization period, maximum (in years)	20		15

[1]	The amortization period for our provider networks and customer lists includes an assumption of renewal or extension of these arrangements. At December 31, 2011 and 2010, the periods prior to the next renewal or extension for our provider networks primarily ranged from 1 to 3 years and the period prior to the next renewal or extension for our customer lists was approximately one year. Any costs related to the renewal or extension of these contracts is expensed as incurred.
[2]	VOBA is being amortized over the expected life of the acquired contracts in proportion to estimated premium.